Debt - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2017 EUR (€)	Jun. 30, 2017	May 06, 2017 USD ($)	Jan. 13, 2017 USD ($)	Feb. 27, 2015 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 5,801.9	$ 5,575.4
Gain (Loss) on Extinguishment of Debt		8.0
Repayments of Other Debt	251.9	1,087.1	$ 3,034.1
Write-off of discounts and debt issuance costs on retired debt	2.5	5.8	12.8
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	889.5
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	2,148.4
Payments of Debt Issuance Costs	7.0	9.3	44.8
Other assets	43.7	62.8
Interest Expense	309.9	334.5	321.7
Debt Instrument, Unamortized Discount (Premium), Net	20.7	22.8
Other Deferred Costs, Gross	76.1	87.0
Amortization of debt discount	$ 1.8	$ 2.8	4.8
Document Period End Date	Sep. 30, 2017
Euro Term Loan, Due June 23, 2022 [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Margin Loan, due July 13, 2018 [Member]
Debt Instrument [Line Items]
Security Owned and Pledged as Collateral, Fair Value	$ 4.2
Margin Loan, due July 13, 2018 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	50.0
Line of Credit Facility, Maximum Borrowing Capacity							$ 150.0
Deferred Finance Costs, Gross	$ 1.1
Margin Loan, due July 13, 2018 [Member] | Interest Rate Cap [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	3.70%	0.00%		3.70%			2.35%
Nine point zero percent senior secured notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 100.0
FGL [Member]
Debt Instrument [Line Items]
Percentage Of Ownership Interest	80.40%			80.40%		50.00%
Parent Company [Member]
Debt Instrument [Line Items]
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 6.5
Long-term debt	1,718.3	$ 1,711.2
Payments of Debt Issuance Costs	0.0	0.0	6.8
Interest Expense	144.1	143.1	124.2
Amortization of debt discount	1.0	$ 3.3	1.8
Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	$ 864.4
Redemption price of debt instrument to percentage of principal amount	100.00%
Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019 | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	7.875%	7.90%		7.875%
Parent Company [Member] | Seven Point Seven Five Percent Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term debt		$ 890.0
Long-term debt, interest rate	7.75%	7.75%		7.75%
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	$ 890.0
Redemption price of debt instrument to percentage of principal amount	100.00%
Spectrum Brands [Member]
Debt Instrument [Line Items]
Percentage Of Ownership Interest	59.60%			59.60%
Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt		$ 425.0
Redemption price of debt instrument to percentage of principal amount	100.00%
Debt instrument principal amount redemption percentage	35.00%
Minimum percentage of aggregate outstanding principal held by registered holders	25.00%
Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%		4.00%
Deferred Finance Costs, Gross	$ 7.7
Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%		4.00%
Spectrum Brands [Member] | Five Point Seven Five Percent Senior Notes Due July 15 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,000.0	$ 1,000.0
Long-term debt, interest rate	5.75%	5.80%		5.75%
Spectrum Brands [Member] | CAD Term Loan, Due June 23, 2022 [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.75%			1.75%
Spectrum Brands [Member] | CAD Term Loan, Due June 23, 2022 [Member] | Maximum | ABR
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.50%			2.50%
Spectrum Brands [Member] | Euro Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	$ 0.6
Spectrum Brands [Member] | Euro Term Loan, Due June 23, 2022 [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.75%			0.75%
Spectrum Brands [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount	$ 0.0
Spectrum Brands [Member] | Revolving Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	$ 5.7
Spectrum Brands [Member] | Revolving Credit Facility [Member] | Minimum [Member] | ABR
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.75%			0.75%
Spectrum Brands [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Interest [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.75%			1.75%
Spectrum Brands [Member] | Revolving Credit Facility [Member] | Maximum | ABR
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.25%			1.25%
Spectrum Brands [Member] | Revolving Credit Facility [Member] | Maximum | Interest [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.25%			2.25%
Spectrum Brands [Member] | 6.375% Senior Notes due 2020
Debt Instrument [Line Items]
Write-off of discounts and debt issuance costs on retired debt	$ 5.8
Spectrum Brands [Member] | 6.375% Senior Notes due 2020 | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0.0	$ 129.7	520.0
Long-term debt, interest rate	0.00%	6.375%		0.00%
Debt Instrument, Repurchase Amount	$ 390.3
Interest Expense, Debt	4.6
Interest Expense, Other	1.9
Spectrum Brands [Member] | 6.625% Notes | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 570.0	$ 570.0
Long-term debt, interest rate	6.625%	6.60%		6.625%
Deferred Finance Costs, Gross	$ 14.1
Spectrum Brands [Member] | Five Point Seven Five Percentage Senior Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	19.7
Spectrum Brands [Member] | Six Point One Two Five Percentage Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250.0	$ 250.0
Long-term debt, interest rate	6.125%	6.10%		6.125%
Redemption price of debt instrument to percentage of principal amount	100.00%
Debt instrument principal amount redemption percentage	35.00%
Minimum percentage of aggregate outstanding principal held by registered holders	25.00%
Spectrum Brands [Member] | Six Point One Two Five Percentage Senior Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	$ 4.6
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	1.0
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	0.6
Other Deferred Costs, Gross	$ 2.7
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.50%			2.50%
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | ABR
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.75%			0.75%
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | Minimum [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.00%			1.00%
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | Maximum | ABR
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.50%			1.50%
Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | Maximum | Interest [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	3.50%			3.50%
Spectrum Brands [Member] | Abl Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 680.5
Letters of Credit Outstanding, Amount	18.0
Spectrum Brands [Member] | Abl Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Loan Facility	500.0
Line of Credit Facility, Maximum Borrowing Capacity	700.0
Other Deferred Costs, Gross	2.6
Spectrum Brands Foreign Subsidiaries [Member] | Abl Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	1.5
HGI Energy Holdings, LLC | Nine point zero percent senior secured notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 8.0
Long-term debt, interest rate		9.00%
HGI Energy Holdings, LLC | Zero point zero seven one percent [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	92.0
HGI Energy Holdings, LLC | Zero point seven one percent [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 92.0	$ 92.0
Long-term debt, interest rate	1.50%	0.70%		1.50%	0.70%
Salus Capital Partners LLC
Debt Instrument [Line Items]
Long-term debt	$ 22.2	$ 30.3
Cash	2.0
Salus Capital Partners LLC | Unaffiliated long-term debt of consolidated variable-interest entity
Debt Instrument [Line Items]
Long-term debt	$ 28.9	$ 39.7
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.00%		0.00%
Salus Capital Partners LLC | Secured Borrowings Related to non-qualifying participating loan interests [Member]
Debt Instrument [Line Items]
Long-term debt		$ 2.0
Long-term debt, interest rate	0.00%	0.00%		0.00%
Salus Capital Partners LLC | Collateralized Loan Obligations [Member]
Debt Instrument [Line Items]
Long-term debt								$ 578.5
Euro Member Countries, Euro | Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500.9	$ 477.0		€ 425.0
Euro Member Countries, Euro | Spectrum Brands [Member] | Euro Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	300.0	63.0
United States of America, Dollars | Spectrum Brands [Member] | CAD Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	59.0	$ 54.9
United States of America, Dollars | Spectrum Brands [Member] | Euro Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	3.50%		0.00%
United States of America, Dollars | Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,244.2	$ 1,005.5	$ 1,450.0			$ 250.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	3.60%		0.00%
Canada, Dollars | Spectrum Brands [Member] | CAD Term Loan, Due June 23, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 75.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	4.90%	4.60%		4.90%
6.375% Senior Notes due 2020 | Spectrum Brands [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	$ 6.5
Debt Instrument, Unamortized Premium, Noncurrent	15.6
FGL [Member] | Salus Capital Partners LLC
Debt Instrument [Line Items]
Long-term debt	$ 48.1	$ 65.9
FGL [Member] | Salus Capital Partners LLC | Unaffiliated long-term debt of consolidated variable-interest entity
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.00%		0.00%
Insurance Segment [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 8.0